UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Charter Financial Group, Inc.
Address: 4600 East West Highway, Suite 630
         Bethesda, MD  20814

13F File Number:  28-09998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Susan H. Stewart
Title:     President & CEO
Phone:     301-657-9831

Signature, Place, and Date of Signing:

      /s/ Susan H. Stewart     Bethesda, MD     November 04, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     42

Form13F Information Table Value Total:     $85,990 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     1788    24222 SH       SOLE                    18259        0     5963
ABBOTT LABS                    COM              002824100     2397    48447 SH       SOLE                    39523        0     8924
AES CORP                       COM              00130H105     2486   167734 SH       SOLE                   136503        0    31231
ALTERA CORP                    COM              021441100     2829   137919 SH       SOLE                   115194        0    22725
AMERICAN TOWER CORP            CL A             029912201      695    19090 SH       SOLE                    19090        0        0
AMGEN INC                      COM              031162100     1697    28182 SH       SOLE                    21238        0     6944
APACHE CORP                    COM              037411105     2050    22325 SH       SOLE                    18187        0     4138
APOLLO GROUP INC               CL A             037604105     2400    32580 SH       SOLE                    26079        0     6501
APPLE INC                      COM              037833100     2436    13143 SH       SOLE                    10593        0     2550
ARCHER DANIELS MIDLAND CO      COM              039483102     2719    93041 SH       SOLE                    77566        0    15475
AT&T INC                       COM              00206R102     2605    96464 SH       SOLE                    80468        0    15996
BANCO BILBAO VIZCAYA ARGENTA   SPONSORED ADR    05946K101     1054    59100 SH       SOLE                    33500        0    25600
BANK OF AMERICA CORPORATION    COM              060505104      263    15522 SH       SOLE                    15522        0        0
BARRICK GOLD CORP              COM              067901108     1979    52223 SH       SOLE                    39467        0    12756
BB&T CORP                      COM              054937107     2325    85336 SH       SOLE                    68495        0    16841
BUCKLE INC                     COM              118440106      414    12119 SH       SOLE                    12119        0        0
C H ROBINSON WORLDWIDE INC     COM NEW          12541W209     2750    47614 SH       SOLE                    39817        0     7797
CHEVRON CORP NEW               COM              166764100     2320    32934 SH       SOLE                    27095        0     5839
CHUBB CORP                     COM              171232101     2807    55676 SH       SOLE                    46720        0     8956
COACH INC                      COM              189754104     2408    73153 SH       SOLE                    58635        0    14518
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102      708    18307 SH       SOLE                    18307        0        0
E M C CORP MASS                COM              268648102     1966   115402 SH       SOLE                    86903        0    28499
ELECTRONIC ARTS INC            COM              285512109     1781    93471 SH       SOLE                    76221        0    17250
EXXON MOBIL CORP               COM              30231G102      332     4836 SH       SOLE                     4836        0        0
GENERAL ELECTRIC CO            COM              369604103     2789   169884 SH       SOLE                   139245        0    30639
GENERAL MLS INC                COM              370334104     2575    39997 SH       SOLE                    32513        0     7484
GOLDMAN SACHS GROUP INC        COM              38141G104      848     4600 SH       SOLE                     4600        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     2788    23310 SH       SOLE                    19689        0     3621
ISHARES COMEX GOLD TR          ISHARES          464285105     1163    11751 SH       SOLE                    11751        0        0
ISHARES TR INDEX               BARCLYS TIPS BD  464287176     1169    11365 SH       SOLE                    11365        0        0
JACOBS ENGR GROUP INC DEL      COM              469814107     2528    55020 SH       SOLE                    46223        0     8797
JOHNSON & JOHNSON              COM              478160104     2656    43617 SH       SOLE                    36470        0     7147
LABORATORY CORP AMER HLDGS     COM NEW          50540R409     2339    35596 SH       SOLE                    29285        0     6311
LIFE TECHNOLOGIES CORP         COM              53217V109      821    17641 SH       SOLE                    17641        0        0
MARSH & MCLENNAN COS INC       COM              571748102     2346    94875 SH       SOLE                    76234        0    18641
NOBLE CORPORATION BAAR         NAMEN -AKT       H5833N103     2951    77740 SH       SOLE                    64980        0    12760
NORTHROP GRUMMAN CORP          COM              666807102     2454    47421 SH       SOLE                    39287        0     8134
PROCTER & GAMBLE CO            COM              742718109     2437    42080 SH       SOLE                    34524        0     7556
STRYKER CORP                   COM              863667101     2809    61841 SH       SOLE                    51183        0    10658
TARGET CORP                    COM              87612E106     2794    59863 SH       SOLE                    50018        0     9845
TIDEWATER INC                  COM              886423102     2676    56828 SH       SOLE                    47314        0     9514
WELLS FARGO & CO NEW           COM              949746101     2638    93596 SH       SOLE                    77660        0    15936